Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity
Schedule of common stock warrants by exercise price range

Issuance Date	Number of Shares	Exercise Price	Expiration Date
5/7/2018	403,025	$11.09	5/8/2023
11/26/2018	313,358	$11.55	11/26/2023
1/28/2021	31,000	$5.78	1/28/2023

Schedule of components of stock-based compensation included in net loss

	For the years ended
	December 31,
	2022	2021
Employee stock options	$2,782,694	$1,136,843
Non-employee stock options	1,114,894	1,294,279
Employee stock awards	169,571	2,903,463
Non-employee stock awards	18,578	834,396
	$4,085,737	$6,168,981

Schedule of stock option valuation assumptions

	2022		2021
Dividend yield	—%		—%
Expected volatility	100.85-105.09%		99.34-104.61%
Risk-free interest rate	1.95-3.61%		0.36-1.36%
Expected lives (years)	5.3-6.1	years	5.0-6.1	years

Schedule of stock option activity

		Weighted		Weighted
		Average	Aggregate	Average
		Exercise	Intrinsic	Remaining
	Shares	Price	Value	Contractual Life
Stock options outstanding at December 31, 2020	1,480,139	$11.05	$403,743
Granted	1,674,153	4.65
Exercised	(70,967)	6.53	$—
Expired	(49,532)	14.26
Forfeited	(79,478)	5.55
Stock options outstanding at December 31, 2021	2,954,315	7.62	$100,419
Granted	4,307,599	1.10
Exercised	(12,765)	1.30	$—
Expired	(82,253)	10.20
Forfeited	(130,022)	4.44
Stock options outstanding at December 31, 2022	7,036,874	$3.67	$16,842	9.1	Years
Stock options exercisable at December 31, 2022	1,680,455	$9.63	$16,841	7.5	Years

Schedule of restricted stock activity

		Weighted
		Average
	Shares	Fair Value
Restricted stock at December 31, 2020	239,928	$4.02
Granted	678,490	5.09
Vested	(548,248)	4.88
Restricted stock at December 31, 2021	370,170	4.71
Vested	(336,169)	4.86
Restricted stock at December 31, 2022	34,001	$3.22

Schedule of RSU activity

		Weighted
		Average
	Shares	Fair Value
RSUs at December 31, 2020	1,900	$26.60
Vested	(1,900)	26.60
RSUs at December 31, 2021	—	$—